Condensed Statement of Operations and Comprehensive Income (Loss) (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 2,817,599	$ 3,977,500	$ 14,691,186	$ 12,672,311
Cost of goods sold	2,113,631	2,988,538	11,056,893	9,369,299
Gross profit	703,968	988,962	3,634,293	3,303,012
Operating expenses:
Selling	422,665	526,186	1,906,711	2,064,022
General and administrative	339,534	314,652	1,252,654	1,172,045
Research and development	258,512	260,410	1,154,810	1,008,482
Total	1,020,711	1,101,248	4,314,175	4,244,549
Operating profit (loss)	(316,743)	(112,286)	(679,882)	(941,537)
Other income (expense):
Interest income	9	40	112	2,315
Other, net	(16,328)	(781)	(49,180)	71,238
Total other income (expense), net	(16,319)	(741)	(49,068)	73,553
Income (loss) before income taxes	(333,062)	(113,027)	(728,950)	(867,984)
Income taxes (benefit)	512	1,240	3,392	2,070
Net income (loss)	(333,574)	(114,267)	(732,342)	(870,054)
Other comprehensive income (loss):
Foreign currency translation adjustments	(9,955)	6,546	11,660	(9,680)
Unrealized gain (loss) for the period	12,800	8,120	(38,280)	(246,424)
Total comprehensive income (loss)	$ (330,729)	$ (99,601)	$ (758,962)	$ (1,126,158)
Basic and diluted net income (loss) per share	$ (0.05)	$ (0.02)	$ (0.11)	$ (0.15)
Weighted average common and common equivalent shares:
Basic and diluted	6,973,704	6,973,704	6,973,704	5,617,535